Share-Based Payments - Summaries of All STI and LTI Performance Rights Granted (Detail) - Share consolidation adjustment [member]	12 Months Ended
	Jun. 30, 2025 shares $ / shares		Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year Number	2,161,392	[1]	1,893,081	[1]	1,339,621
Granted during the fiscal year Number	0		768,311		1,624,499
Exercised during the fiscal year Number	(950,280)		(500,000)		(706,173)
Balance at end of the end fiscal year Number	1,211,112		2,161,392	[1]	1,893,081	[1]
Vested and exercisable at end of the fiscal year Number	0		231,517		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year Number	13,870,535		12,130,033		16,769,906
Granted during the fiscal year Number	11,200,000		2,724,868		1,112,334
Exercised during the fiscal year Number	(6,827,005)		(984,366)		(5,752,207)
Lapsed during the fiscal year Number	(2,006,466)		0		0
Balance at end of the end fiscal year Number	16,237,064		13,870,535		12,130,033
Vested and exercisable at end of the fiscal year Number	834,250		3,256,167		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.26
Balance at start of the fiscal year Number			0		1,500,000
Granted during the fiscal year Number					0
Exercised during the fiscal year Number					(1,500,000)
Lapsed during the fiscal year Number					0
Balance at end of the end fiscal year Number					0
Vested and exercisable at end of the fiscal year Number					0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.28
Balance at start of the fiscal year Number			0		2,400,000
Granted during the fiscal year Number					0
Exercised during the fiscal year Number					(2,400,000)
Lapsed during the fiscal year Number					0
Balance at end of the end fiscal year Number					0
Vested and exercisable at end of the fiscal year Number					0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.26
Balance at start of the fiscal year Number			0		1,400,000
Granted during the fiscal year Number					0
Exercised during the fiscal year Number					(1,400,000)
Lapsed during the fiscal year Number					0
Balance at end of the end fiscal year Number					0
Vested and exercisable at end of the fiscal year Number					0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.235
Balance at start of the fiscal year Number			0		263,502
Granted during the fiscal year Number					0
Exercised during the fiscal year Number					(263,502)
Lapsed during the fiscal year Number					0
Balance at end of the end fiscal year Number					0
Vested and exercisable at end of the fiscal year Number					0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.55		$ 0.55
Balance at start of the fiscal year Number	0		17,699		206,404
Granted during the fiscal year Number			0		0
Exercised during the fiscal year Number			(17,699)		(188,705)
Lapsed during the fiscal year Number			0		0
Balance at end of the end fiscal year Number			0		17,699
Vested and exercisable at end of the fiscal year Number			0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at start of the fiscal year Number	3,600,000		3,600,000		3,600,000
Granted during the fiscal year Number	0		0		0
Exercised during the fiscal year Number	(2,400,000)		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	1,200,000		3,600,000		3,600,000
Vested and exercisable at end of the fiscal year Number	0		1,200,000		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at start of the fiscal year Number	4,500,000		4,500,000		4,500,000
Granted during the fiscal year Number	0		0		0
Exercised during the fiscal year Number	(3,000,000)		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	1,500,000		4,500,000		4,500,000
Vested and exercisable at end of the fiscal year Number	0		1,500,000		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49		$ 0.49		$ 0.49
Balance at start of the fiscal year Number	1,933,333		2,900,000		2,900,000
Granted during the fiscal year Number	0		0		0
Exercised during the fiscal year Number	(966,667)		(966,667)		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	966,666		1,933,333		2,900,000
Vested and exercisable at end of the fiscal year Number	0		0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 16, 2022 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.33		$ 0.33		$ 0.33
Balance at start of the fiscal year Number	1,112,334		1,112,334		0
Granted during the fiscal year Number	0		0		1,112,334
Exercised during the fiscal year Number	0		0		0
Lapsed during the fiscal year Number	0		0		0
Balance at end of the end fiscal year Number	1,112,334		1,112,334		1,112,334
Vested and exercisable at end of the fiscal year Number	834,250		556,167		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.35		$ 0.35
Balance at start of the fiscal year Number	1,343,856		0
Granted during the fiscal year Number	0		1,343,856
Exercised during the fiscal year Number	0		0
Lapsed during the fiscal year Number	(1,343,856)		0
Balance at end of the end fiscal year Number	0		1,343,856		0
Vested and exercisable at end of the fiscal year Number	0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.35		$ 0.35
Balance at start of the fiscal year Number	1,381,012		0
Granted during the fiscal year Number	0		1,381,012
Exercised during the fiscal year Number	(460,338)		0
Lapsed during the fiscal year Number	(662,610)		0
Balance at end of the end fiscal year Number	258,064		1,381,012		0
Vested and exercisable at end of the fiscal year Number	0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305
Balance at start of the fiscal year Number	0
Granted during the fiscal year Number	2,700,000
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	2,700,000		0
Vested and exercisable at end of the fiscal year Number	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305
Balance at start of the fiscal year Number	0
Granted during the fiscal year Number	3,600,000
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	3,600,000		0
Vested and exercisable at end of the fiscal year Number	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305
Balance at start of the fiscal year Number	0
Granted during the fiscal year Number	3,200,000
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	3,200,000		0
Vested and exercisable at end of the fiscal year Number	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 5, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.31
Balance at start of the fiscal year Number	0
Granted during the fiscal year Number	1,700,000
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	1,700,000		0
Vested and exercisable at end of the fiscal year Number	0

[1]	The weighted average share price on the exercising date during the financial year 2024 is $0.285.